SCHEDULE OF SHORT TERM LOANS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Short term debt	$ 1,425,369	$ 1,462,204
October 27, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 577,455		$ 594,009
January 19, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 235,422		245,173
May 5, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 112,931		115,230
May 6, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 141,924		145,671
May 10, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 357,637		$ 362,121